Commitments	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Commitments and contingencies

Note 11. Commitments

Operating leases

The Company leases office space in Huntersville, NC pursuant to a three-year lease agreement. The operating lease provides for annual real estate tax and cost of living increases and contains predetermined increases in the rentals payable during the term of the lease. The aggregate rent expense is recognized on a straight-line basis over the lease term. The total lease rental expense was $17,107 and $14,202 for the three months ended September 30, 2017 and 2016, respectively.

The Company leases equipment for its Canandaigua, NY facility pursuant to a three-month lease agreement beginning on June 16, 2017. The aggregate rent expense is recognized on a straight-line basis over the lease term. The total lease rental expense was $35,000 and $0 for the three months ended September 30, 2017 and 2016, respectively. The Company is currently leasing the equipment on a month to month basis and is in process of negotiating terms and conditions to renew the lease.

Real Estate Contingent Liability

In connection with the acquisition of the STC-MEMS Business, the Company agreed to pay to Fuller Road Management Corporation a penalty, as set forth below, if the Company sells the property subject to the related Definitive Real Property Purchase Agreement within three (3) years after the date of such agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions. The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”) defined below:

Maximum Penalty
Year 1	$5,960,000
Year 2	$3,973,333
Year 3	$1,986,667

The fair value of the contingent liability was calculated by an independent third-party appraisal firm, utilizing a present value calculation based on the probability the Company sells the property triggering the contingent penalty and a discount rate of 14.1%. The 14.1% discount rate was derived from a weighted average cost of capital, modified to include the effects of the bargain purchase price. As of September 30, 2017 and June 30, 2017, the fair value of the contingent liability was $1,730,542.

Note 11. Commitments and contingencies

Employment agreements

On June 15, 2015, the Company entered into a three-year employment agreement with the Chief Executive Officer (“CEO”). After the initial three-year term, the agreement will be automatically renewed for successive one-year periods unless terminated by either party on at least 30 days’ written notice prior to the end of the then-current term. The CEO’s annual base salary is $150,000 and is subject to increase or decrease on each anniversary as determined by the Board of Directors. The CEO is eligible, at the discretion of our Board of Directors, to receive an annual cash bonus of up to 100% of his annual base salary, which may be based on the Company achieving certain operational, financial or other milestones (the “Milestones”) that may be established by the Board of Directors. The CEO is entitled to receive stock options or other equity incentive awards under the 2016 Plan as and when determined by the Board, and is entitled to receive perquisites and other fringe benefits that may be provided to, and is eligible to participate in any other bonus or incentive program established by the Company, for the executives. The CEO and his dependents are also entitled to participate in any of the employee benefit plans subject to the same terms and conditions applicable to other employees. The CEO will be entitled to be reimbursed for all reasonable travel, entertainment and other expenses incurred or paid by him in connection with, or related to, the performance of his duties, responsibilities or services under his employment agreement, in accordance with policies and procedures, and subject to limitations, adopted by us from time to time. In the event that the CEO is terminated by the Company without Cause (as defined in his employment agreement) or he resigns for Good Reason (as defined in his employment agreement) during the term of his employment agreement, the CEO would be entitled to (x) an amount equal to his annual base salary then in effect (payable in accordance with the Company’s normal payroll practices) for a period of 24 months commencing on the effective date of his termination (the “Severance Period”) (in the case of termination by the executive for Good Reason, reduced by any cash remuneration paid to him because of any other employment or self-employment during the Severance Period), and (y) if and to the extent the Milestones are achieved for the annual bonus for the year in which the Severance Period commences (or, in the absence of Milestones, the Board of Directors has, in its sole discretion, otherwise determined an amount of the CEO’s annual bonus for such year), an amount equal to such annual bonus pro-rated for the portion of the performance year completed before the CEO employment terminated, (z) any unvested stock options, restricted stock or similar incentive equity instruments will vest immediately. For the duration of the Severance Period, the CEO will also be eligible to participate in our benefit plans or programs, provided the CEO was participating in such plan or program immediately prior to the date of employment termination, to the extent permitted under the terms of such plan or program (collectively, the “Termination Benefits”). If the CEO’s employment is terminated during the term of his employment agreement by the Company for Cause, by the CEO for any reason other than Good Reason or due to his death, then he will not be entitled to receive the Termination Benefits, and shall only be entitled to the compensation and benefits which shall have accrued as of the date of such termination (other than with respect to certain benefits that may be available to the CEO as a result of a Permanent Disability (as defined in his employment agreement).

On June 15, 2015, the Company also entered into two-year employment agreements with each of the Vice President of Business Development, the Vice President of Operations, and the then Chief Financial Officer. Each of these employment agreements had substantially the same terms as that of the CEO described above. These employment agreements expired on June 15, 2017.

On July 14, 2017, the Board named a new Chief Financial Officer who would also serve as the Company’s Chief Accounting Officer, effective as of the same date.

In connection with the election of the new Chief Financial Officer of the Company, the Company entered into a one-year employment agreement, dated July 14, 2017 (the “Employment Agreement”), with the Chief Financial Officer with essentially the same terms as the Chief Executive Officer employment agreement described above with the exception of the following:

-	Monthly living expenses of $1,600.

-	Target annual bonus each fiscal year equal to 70% of his annual base salary, based on certain Company operation, financial, and other milestones set by the Board and/or its Compensation Committee.

-	A restricted a stock award for 100,000 shares of Common Stock and options for 75,000 shares of Common Stock to be granted during the Company’s next open trading window. The Awards will be granted under the 2016 Plan and will vest 25% on each of the first, second, third, and fourth anniversaries of the grant date, subject to the CFO’s continued employment and the terms and conditions of the 2016 Plan and the applicable award agreements.

The term of the Employment Agreement extends through July 31, 2018, and the Employment Agreement will automatically renew for successive one- year periods unless either party gives at least 30 days written notice of non-renewal to the other party prior to the end of the then applicable term.

Operating leases

The Company leases office space in Huntersville, NC pursuant to a three-year lease agreement. The operating lease provides for annual real estate tax and cost of living increases and contains predetermined increases in the rentals payable during the term of the lease. The aggregate rent expense is recognized on a straight-line basis over the lease term. The total lease rental expense was $56,808 and $55,186 for the years ended June 30, 2017 and 2016, respectively. The future minimum payments under this lease are $40,314.

The Company leases equipment for its Canandaigua, NY facility pursuant to a three-month lease agreement beginning on June 16, 2017. The aggregate rent expense is recognized on a straight-line basis over the lease term. The total lease rental expense was $8,125 and $0 for the years ended June 30, 2017 and 2016, respectively. The future minimum payments under this lease are $44,375. The Company anticipates renewing the lease for another three months and in process of finalizing terms and conditions.

Real Estate Contingent Liability

In connection with the acquisition of the STC-MEMS Business, the Company agreed to pay to Fuller Road Management Corporation a penalty, as set forth below, if the Company sells the property subject to the related Definitive Real Property Purchase Agreement within three (3) years after the date of such agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions. The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”) defined below:

Maximum Penalty
Year 1	$5,960,000
Year 2	$3,973,333
Year 3	$1,986,667

The fair value of the contingent liability was calculated by an independent third-party appraisal firm, utilizing a present value calculation based on the probability the Company sells the property triggering the contingent penalty and a discount rate of 14.1%. The 14.1% discount rate was derived from a weighted average cost of capital, modified to include the effects of the bargain purchase price. As of June 30, 2017, the balance of the contingent liability was $1,730,542.

The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member]
Commitments and contingencies

NOTE 4 – COMMITMENT AND CONTINGENCIES

Real Estate Contingent Liability

In connection with the acquisition of the FRMC Assets, the Company agreed to pay to Fuller Road Management Corporation a penalty, as set forth below, if the Company sells the property subject to the related Definitive Real Property Purchase Agreement within three (3) years after the date of such agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions. The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”) defined below:

Maximum Penalty
Year 1	$5,960,000
Year 2	$3,973,333
Year 3	$1,986,667

The Contingent Real Estate Liability was calculated at fair value by an independent third- party appraisal firm, utilizing a present value calculation based on the probability the Company sells the property triggering the contingent penalty. The outstanding liability as of June 30, 2017 was $1,730,542.